Non-Cash Share-Based Compensation - Summary of Activity Related to RSUs (Details) - RSUs	3 Months Ended
Mar. 31, 2021 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Unvested balance | shares	2,500
Number of RSUs, Granted | shares	25,000
Number of Shares, Unvested balance | shares	27,500
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 17.56
Weighted Average Grant Date Fair Value, Granted | $ / shares	18.10
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 18.07